Related Party Transaction and Balance - Schedule of Due to Controlling Shareholder (Details) - Mr. Hue Kwok Chiu [Member] ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Due to Controlling Shareholder [Line Items]
Relationship	Controlling shareholder, Chairman and Chief Executive Officer
Nature	Advances for operational purposes
Due to controlling shareholder	¥ 4,697,488	$ 671,559	¥ 1,290,837